Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.01 par value
Amount Registered | shares	4,590,636
Proposed Maximum Offering Price per Unit	18.75
Maximum Aggregate Offering Price	$ 86,074,425.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,886.88
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, no par value (the "Common Stock") of Upbound Group, Inc. which may become issuable under the plans listed in footnote 2 below by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of outstanding shares of Common Stock. Represents shares of Common Stock issuable under the Upbound Group, Inc. 2026 Long-Term Incentive Plan. Estimated solely for purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices of Common Stock as reported on Nasdaq Global Select Market on May 27, 2026.